S000079480 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Breakthrough Environmental Solutions ETF | iShares Breakthrough Environmental Solutions ETF
Prospectus [Line Items]
Annual Return [Percent]	(17.69%)